UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company file number: 811-2842

SAMARNAN INVESTMENT CORPORATION

(Exact name of registrant as specified in charter)

214 NORTH RIDGE WAY DRIVE, CLEBURNE, TEXAS 76033
(Address of principal executive offices) (Zip code)

GEORGE S. WALLS, JR., 214 N. RIDGEWAY DRIVE, CLEBURNE, TX 76033
(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 641-7881

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

Item 1.	Reports to Stockholders.

Attached as Exhibit 1 is the Registrant’s Annual Report to its Shareholders for the year ended December 31, 2004.

Item 2.	Code of Ethics.

At December 31, 2004, the Registrant had adopted a Code of Ethics (adopted on July 22, 2003), which applies to all of its officers, directors and employees.

The Code of Ethics is designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, timely, and understandable disclosure in reports and documents that the Registrant files with, or submits to, the Securities and Exchange Commission and in all public communications made by the Registrant;

(3)	Compliance with applicable governmental laws, rules and regulations;

(4)	The prompt internal reporting of violations of the Code of Ethics to the Registrant’s Board of Directors; and

(5)	Accountability for adherence to the Code of Ethics.

The Registrant will provide to any person, without charge, a copy of its Code of Ethics upon written request made to the Registrant addressed to: Secretary, Samarnan Investment Corporation, 214 North Ridgeway Drive, Cleburne, Texas 76033.

Item 3.	Audit Committee Financial Expert.

The Registrant does not have an Audit Committee. The functions of an Audit Committee are performed by the whole Board of Directors of the Registrant.

Item 4.	Principal Accountant Fees and Services.

The Registrant’s principal accountant is CF & Co., L.L.P. (“CF”). The amount of fees billed to the Registrant by CF for each of the Registrant’s last two fiscal years was as follows:

	Fiscal Year
	2003	2004
(a) Audit Fees	$11,400.00	$16,745.00
(b) Audit-Related Fees	7,180.00	760.00
(c) Tax Fees	2,600.00	2,500.00
(d) All Other Fees	None	None

Audit Fees represent amounts paid for the audit of the Registrant’s annual financial statements and the review of Forms N-2 and N-CSR filed with the Securities and Exchange Commission.

Audit-Related Fees represent amounts paid which were primarily related to internal control reviews, the review of quarterly unaudited reports, and, during fiscal 2003, a change in the method of accounting for discounts and premiums paid for bonds in the Registrant’s portfolio, and the review of the Registrant’s undistributed net investment income in prior fiscal years and its compliance with applicable tax laws relating thereto.

Tax Fees represent amounts paid for tax services, primarily tax return assistance.

The Registrant’s Board of Directors has approved all of the fees paid to CF as set forth above.

It is the Registrant’s Board of Directors policy to pre-approve all engagements by CF and to approve the payment of all fees paid to CF.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments.

The Registrant’s Schedule of Investments is included in the Registrant’s Annual Report to its Shareholders filed as Exhibit 1 hereto.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant’s policy relating to the voting of its portfolio securities is to delegate to its investment adviser for equity securities, Westwood Management Corp. (“Westwood”), the authority to vote the equity securities held in the Registrant’s portfolio.

Westwood has advised the Registrant that its policy in voting the Registrant’s portfolio securities is as follows: Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for its clients. ISS is a leading provider of corporate governance and proxy voting services. ISS’s main objective is to assist institutional investors by researching the financial implications of proxy proposals and to recommend the casting votes that will enhance and protect shareholder returns. In most cases, Westwood agrees with the recommendations of ISS, however, ballots are reviewed bi-monthly by Westwood’s analysts and Westwood may choose to vote differently than ISS’s recommendations if it believes it is in the best interest of its clients.

Westwood has further advised the Registrant that the procedures it follows with respect to proxy record keeping, that Westwood maintains complete files for all its clients. These files include a listing of all proxy material sent on behalf of its clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis

Item 9.	Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

During the period covered by this Report, neither the Registrant nor any “affiliated purchaser” (as defined in Rule 10b-18(a)(3) of the Securities Exchange Act of 1934) purchased any shares of the Registrant’s equity securities.

Item l0.	Submission of Matters to a Vote of Security Holders.

The Registrant does not have any formal procedures pursuant to which shareholders may recommend nominees for election to its Board of Directors.. If the Registrant receives a recommendation for any such nomination, it will be submitted to the Registrant’s Board of Directors for their consideration.

Item 11.	Controls and Procedures.

(a)	Regulations under the Investment Company Act of 1940 require the Registrant to maintain “disclosure controls and procedures” which are defined to mean a company’s controls and procedures that are designed to ensure that information required to be disclosed in the reports it files with or submits under the 1940 Act is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms. The principal executive officer and the principal financial officer of the Registrant, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of the filing date of this Report, concluded that the Registrant’s controls and procedures were effective for this purpose.

(b)	There has been no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that has occurred during the year ended December 31, 2004 that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

     The following exhibits and certifications are filed as a part of this Report:

(1)	Annual Report to its Shareholders for the year ended December 31,2004.(1)

(2)	Code of Ethics adopted by the Registrant on July 22, 2003. (2)

(3)	Certification of George S. Walls, Jr., principal executive officer of the Registrant. (1)

(4)	Certification of Jerry D. Wheatley, principal financial officer of the Registrant. (1)

(1)	Filed herewith.

(2)	Filed as Exhibit 2 to Registrant’s Semi-Annual Report to Shareholders for the six month period ended June 30,2003 on Form N-CSR filed with the Commission on August 21, 2003.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

SAMARNAN INVESTMENT CORPORATION

By	(s) George S. Walls, Jr.

George S. Walls, Jr., President
Date: February 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(s) George S. Walls, Jr.

George S. Walls, Jr., President and Principal Executive Officer
Date: February 27, 2005

By	(s) Jerry D. Wheatley

Jerry D. Wheatley, Treasurer and Principal Financial Officer
Date: February 27, 2005